Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 32,175	$ 32,345
Less: accumulated depreciation	(6,247)	(4,971)
Construction in progress	22	68
Net book value	25,950	27,442
Land
Property, Plant and Equipment [Line Items]
Total	339	345
Buildings
Property, Plant and Equipment [Line Items]
Total	24,978	25,415
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	395	292
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	5,944	5,785
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	245	220
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 274	$ 288